Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation	R$ 3,407	R$ 5,366	R$ 3,829
Interest expense	2,057	1,914	865
Total	R$ 5,464	R$ 7,280	R$ 4,694